Trade and Other payables and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables And Other Current Liabilities [Abstract]
Provision for penalty claims	$ 14,600	$ 10,000